ASSET DECOMMISSION OBLIGATION - Decommissioning (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	$ 1,910,420
Period for updation of present value of asset decommissioning obligation	5 years
Angra 1 and 2
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	$ 4,190,415
Angra 1 Plant
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	1,923,878
Angra 2 Plant
ASSET DECOMMISSION OBLIGATION
Present value of decommissioning liability	$ 2,266,537